Income tax - Tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
(Loss) / income from continuing operations before income tax	$ (90,669)	$ (371,696)	$ 15,196
(Loss) / income from discontinued operations before income tax	(21,196)	(4,492)	(3,937)
(Loss) / income for the year before income tax	(111,865)	(376,188)	11,259
Tax benefit calculated for each company	37,397	110,056	4,978
Adjustments
Non-taxable income	19,630	10,079	30,387
Expenses related to non-taxable income	(21,967)	(19,725)	(20,732)
Non-deductible expenses	(4,836)	(5,831)	(6,811)
Effect of tax inflation adjustment	(74,042)	(25,680)	(31,202)
Effect of inflation adjustment	(29,038)	(9,480)	3,332
Effect of asset revaluation for tax purposes	79,667	44,423	70,544
Asset revaluation for tax purpose - Current tax		0	(11,876)
Unrecognized deferred taxes	(48,344)	(86,199)	(52,078)
Income tax rate change	(17,444)	0	0
Other	(10,134)	(3,348)	(3,621)
Income tax	$ (69,111)	$ 14,295	$ (17,079)